Note 16 - Acquisition	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Business Combination [Text Block]

16. Acquisition

On March 2, 2026 (the “acquisition date”), the Company executed an Asset Purchase Agreement and associated Intellectual Property Assignment Agreement with B&G Foods, Inc. (the “Seller”) to purchase the Seller’s Green Giant® U.S. frozen business (the “acquisition”). The Company acquired Green Giant® U.S. frozen inventory; fixed assets located at a frozen vegetable manufacturing facility in Yuma, Arizona; and the Green Giant® trade name and associated intellectual property. The Company assumed the existing leases for both the Yuma, Arizona facility and a warehouse facility in San Luis, Arizona. In addition, employees working at the Yuma, Arizona facility became employees of the Company as of the acquisition date.

The preliminary purchase price was approximately $61.5 million, of which $63.2 million was paid to the Seller on the acquisition date using available cash on hand. The remaining $1.7 million represents contingent consideration due to the Company from the Seller as of March 31, 2026, and has been recorded as a receivable on the Company’s Consolidated Balance Sheet. The Company expects to finalize the purchase price during the first half of fiscal year 2027.

Additionally, a portion of the purchase price was used to settle a pre-existing net liability of $1.4 million. The amount was comprised of a $4.0 million net liability representing deferred revenue and deferred costs for which the associated performance obligation had not yet been performed by the Company for the Seller prior to the acquisition date. Offsetting that amount was $2.6 million of costs incurred by the Company in its role as co-packer of Green Giant® U.S. frozen inventory prior to the acquisition date and owed by the Seller.

The acquisition was accounted for in accordance with ASC 805, Business Combinations. The estimated fair value of the assets acquired and liabilities assumed exceeded the purchase price which resulted in a bargain purchase gain of $6.7 million, net of tax. The gain is recognized as part of other non-operating income on the Company’s Consolidated Statement of Net Earnings for fiscal year 2026. The Company incurred a nominal amount of transaction costs which are recorded within selling, general and administrative expense.

The following table summarizes the Company’s allocation of the purchase price as of the acquisition date (in thousands):

Inventories	$66,047
Property, plant and equipment	1,499
Trade name	1,900
ROU assets operating, net of unfavorable lease	9,254
Operating lease obligations	(9,684)
Accrued vacation	(41)
Deferred tax liabilities	(2,208)
Settlement of pre-existing net liability	1,368
Assets acquired and liabilities assumed	68,135
Preliminary purchase price	61,468
Bargain purchase gain	$6,667

The Company entered into a Transition Services Agreement ("TSA") with the Seller which covers various service categories and is designed to ensure and facilitate an orderly transfer of business operations. The TSA was effective as of the acquisition date and covers an initial term of 180 days. The Company may terminate an individual service category by providing prior written notice of 30 days to the Seller. The Company incurred $0.5 million of TSA fees in fiscal year 2026 which are recorded as part of other operating income, net on the Consolidated Statement of Net Earnings.

Green Giant U.S. frozen results are reported as part of the Company’s vegetable reportable segment. Net sales attributed to Green Giant U.S. frozen were approximately $23.4 million and the net operating loss before income taxes was approximately $3.3 million for the period from the acquisition date through March 31, 2026. The following unaudited pro forma information represents the Company’s consolidated financial results as if the acquisition had occurred on April 1, 2024. This pro forma information has been prepared for illustrative purposes only and may not be indicative of the actual results that would have been achieved for the periods presented or that may be achieved in the future.

	Fiscal Year:
(in thousands)	2026	2025
Pro forma net sales	$1,865,074	$1,823,457
Pro forma net earnings	$104,778	$31,762

This unaudited pro forma information has been calculated after applying the Company’s accounting policies and adjusting the results to reflect the corresponding estimated LIFO impact of the acquired inventory, an estimated amount for selling, general and administrative expenses, and to exclude the bargain purchase gain associated with the acquisition.